NON-INTEREST COST AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2020
NON-INTEREST COST AND EXPENSES BY NATURE
NON-INTEREST COST AND EXPENSES BY NATURE

24.    NON-INTEREST COST AND EXPENSES BY NATURE

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Employee compensation and benefits	211,978	327,441	682,068
Marketing and branding	79,891	130,528	297,170
Brokerage commission and handling charge expenses(Note21)	80,127	100,550	361,486
Processing and servicing costs(Note23)	73,843	91,916	149,378
Rental and other related expenses	21,256	64,756	64,594
Depreciation and amortization	8,327	16,547	27,231
Professional services	18,724	28,757	32,988
Others	12,814	23,867	42,956
Total	506,960	784,362	1,657,871